Other operating expenses (Details) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Other operating expenses
Commission		₨ 626,468	₨ 936,557	₨ 894,504
Communication		169,242	331,520	283,091
Legal and professional fees		471,761	336,183	308,625
Outsourcing fees		190,892	126,753	40,242
Payment gateway and other charges		748,714	985,488	743,018
Advances provisio/written-off		12,364	10,299	9,165
Trade and other receivables provision/written-off		93,000	304,663	125,193
Duties and taxes		36,486	(29,595)	95,413
Rent		55,007	193,348	178,650
Repairs and maintenance		78,797	91,282	91,154
Travelling and conveyance		69,930	119,108	138,242
Insurance		50,891	42,791	39,117
Remeasurement of contingent consideration (refer to Note 43)	$ (5,173,000)	(390,009)	485,282	294,344
Corporate social responsibility (CSR) expense		8,202	1,564	10,245
Miscellaneous expenses		37,516	40,562	34,527
Total	$ 29,968,000	₨ 2,259,261	₨ 3,975,805	₨ 3,285,530